Revenue - Schedule of Major customers (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Customer A [Member]
Schedule of Major Customers [Line Items]
Major customers	82.00%	40.00%
Customer B [Member]
Schedule of Major Customers [Line Items]
Major customers		22.00%
Customer C [Member]
Schedule of Major Customers [Line Items]
Major customers	10.00%	18.00%